Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net
Property and equipment, gross	$ 18,961,247	$ 25,947,694
Accumulated depreciation	(9,029,291)	(11,743,331)
Property and equipment, net	9,931,956	14,204,363
Depreciation expenses	1,364,324	1,743,030	$ 2,374,493
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	6,570,915	9,160,115
Leasehold improvements
Property and equipment, net
Property and equipment, gross	2,907,169	4,238,863
Buildings
Property and equipment, net
Property and equipment, gross	8,783,340	11,742,004
Motor vehicles
Property and equipment, net
Property and equipment, gross	$ 699,823	$ 806,712